ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Jul. 31, 2020
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

ATIF Holdings Limited (“ATIF” or the “Company”), formerly known as Eternal Fairy International Limited and Asia Times Holdings Limited, was incorporated under the laws of the British Virgin Islands (“BVI”) on January 5, 2015, as a holding company to develop business opportunities in the People’s Republic of China (the “PRC” or “China”). The Company adopted its current name on March 7, 2019.

ATIF owns 100% equity interest of ATIF Limited (“ATIF HK”), formerly known as China Elite International Holdings Limited and Asia Times International Finance Limited, a limited liability company established in Hong Kong on January 6, 2015, and adopted its current name on March 7, 2019. ATIF HK acquired a financial and news media platform www.chinacnnm.com in September 2018.

On May 20, 2015, ATIF HK incorporated Huaya Consultant (Shenzhen) Co., Ltd. (“Huaya”) as a Wholly Foreign Owned Enterprise (“WFOE”) in China. On September 5, 2018, Huaya entered into a series of contractual arrangements with the owners of Qianhai Asia Era (Shenzhen) International Financial Service Co., Ltd. (“Qianhai”), a company incorporated on November 3, 2015, under the laws of China with a registered capital of RMB5 million (approximately $0.75 million), which had been fully funded in December 2017. Qianhai is primarily engaged in providing business advisory and financial consulting services to small and medium-sized enterprise customers in the PRC.

Qianhai originally owned a 100% controlled subsidiary Qianhai Asia Era (Shenzhen) International Fund Management Co., Ltd. (“Asia Era Fund”), which had limited operation since its inception on December 11, 2015. In connection with the reorganization of the legal structure for the initial public offering (“IPO”) of the Company, Asia Era Fund was spun off.

Reorganization

A reorganization of the Company’s legal structure was completed on September 19, 2018 (the “Reorganization”). The Reorganization involved the transfer of the ownership interest in ATIF and the spinoff of Asia Era Fund. ATIF became the ultimate holding company of ATIF HK, Huaya, and Qianhai, which were all controlled by the same shareholders before and after the Reorganization.

On September 5, 2018, Huaya entered into a series of contractual arrangements with the owners of Qianhai. These agreements include an Exclusive Service Agreement, an Equity Pledge Agreement, a Call Option Agreement, and a Shareholders’ Voting Rights Proxy Agreement (collectively “VIE Agreements”). Pursuant to the above VIE Agreements, Huaya has the exclusive right to provide Qianhai consulting services related to business operations including technical and management consulting services. All the above contractual arrangements obligate Huaya to absorb a majority of the risk of loss from business activities of Qianhai and entitle Huaya to receive a majority of Qianhai’s residual returns. In essence, Huaya has gained effective control over Qianhai. Therefore, the Company believes that Qianhai should be considered as a Variable Interest Entity (“VIE”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation.”

Initial Public Offering

On April 29, 2019, the Company completed its IPO of 2,074,672 ordinary shares at the price of $5.00 per share. The gross proceeds were approximately $10.4 million before deducting the underwriter's commissions and other offering expenses, resulting in net proceeds of approximately $8.8 million to the Company. In connection with the offering, the Company’s ordinary shares began trading on the NASDAQ Capital Market on May 3, 2019, under the symbol “ATIF.”

Acquisition of Leaping Group Co,. Ltd. (“LGC”)

On April 22, 2020 , the Company completed an acquisition of 51.2% of the equity interest of Leaping Group Co., Ltd. (“LGC”) from its original shareholders for a total consideration of approximately $22.92 million, including cash consideration of $1.85 million and issuance of 9,940,002 shares of ATIF’s common stock with fair value of approximately $21.07 million (see Note 4). LGC, through its subsidiaries and similar VIE contractual agreements, controls Leaping Media Group Co., Ltd. (“LMG”), an operating entity located in Shenyang, China. LMG, along with its operating subsidiaries, is engaged in the multi-channel advertising business, event planning and execution business, film production business and movie theater operating business (collectively “media business”) in China. LMG used to be one of the Company’s clients that sought business advisory services. Upon closing of the acquisition, ATIF owns 51.2% equity interest of LGC and hereby consolidates operations of LGC.